COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)				3 Months Ended		12 Months Ended
	Mar. 07, 2022	Jan. 12, 2022	Jan. 02, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Annual license fee								$ 10,000
Annual royalty				$ 100,000		$ 100,000
Accounts payable				371,124		272,317	$ 112,860
Professional fees				133,483	$ 113,885	448,806	191,881
Prepaid expense				8,712		7,483	5,498
Massachusetts General Hospital [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Accounts payable						3,097	3,860
Massachusetts General Hospital [Member] | Related Party [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Accounts payable				$ 13,097		$ 3,097
License Agreement [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
License agreement, description				the Company executed a License Agreement with MGH. Prior to the first commercial sale, the License Agreement requires the Company to pay MGH a non-refundable annual license fee of $10,000 by June 30, 2022, and on each subsequent anniversary of the Effective Date thereafter. The first non-refundable annual license fee was paid on July 1, 2022. Additionally, following the first commercial sale, the License agreement requires the Company to pay MGH a non-refundable annual minimum royalty in the amount of $100,000 per year within sixty days after each annual anniversary of the Effective Date.		the Company executed a License Agreement with MGH. Prior to the first commercial sale, the License Agreement requires the Company to pay MGH a non-refundable annual license fee of $10,000 by June 30, 2022, and on each subsequent anniversary of the Effective Date thereafter. The first non-refundable annual license fee was paid on July 1, 2022. Additionally, following the first commercial sale, the License agreement requires the Company to pay MGH a non-refundable annual minimum royalty in the amount of $100,000 per year within sixty days after each annual anniversary of the Effective Date.
License Agreement [Member] | Massachusetts General Hospital [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
License agreement, description				The License Agreement additionally requires VI to pay to MGH a $1.0 million “success payment” within 60 days after the first achievement of total net sales of Product or Process equal or exceeding $100,000,000 in any calendar year and $4,000,000 within 60 days after the first achievement of total net sales of Product or Process equal to or exceeding $250,000,000 in any calendar year. The Company is also required to reimburse MGH’s expenses in connection with the preparation, filing, prosecution and maintenance of all Patent Rights.		The License Agreement additionally requires VI to pay to MGH a $1.0 million “success payment” within 60 days after the first achievement of total net sales of Product or Process equal or exceeding $100,000,000 in any calendar year and $4,000,000 within 60 days after the first achievement of total net sales of Product or Process equal to or exceeding $250,000,000 in any calendar year. The Company is also required to reimburse MGH’s expenses in connection with the preparation, filing, prosecution and maintenance of all Patent Rights.
Percentage for royalty				1.00%		1.00%
Payment for related party				$ 1,000,000.0		$ 1,000,000.0
Consulting Agreement [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Related party expenses						24,000	4,000
Accounts payable						26,000	9,000
Consulting Agreement [Member] | Related Party [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Related party expenses				6,000	6,000
Accounts payable				31,500		26,000
Consulting Agreement [Member] | Toneguzzo Ph.D [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Payment for related party			$ 5,000
Related party expenses						60,000
Accounts payable						40,000
Consulting Agreement [Member] | Toneguzzo Ph.D [Member] | Related Party [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Related party expenses				15,000	15,000
Accounts payable				55,000		40,000
Consulting Agreement [Member] | Donohoe Advisory Associates, LLC [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Professional fees				0	5,820	10,680	0
Prepaid expense				6,820		6,820
Dividends, common stock				10,000		10,000
Consulting Agreement [Member] | Donohoe Advisory Associates, LLC [Member] | Consultant [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Retainer fees		$ 17,500
Professional fees				10,000		10,000
Consulting Agreement [Member] | Alpha IR Group, LLC [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Accounts payable				74,000		50,000
Professional fees				24,000	$ 16,667	$ 50,000	$ 0
Agreed to payment of compensation	$ 50,000
Employment Arrangement [Member] | Chief Executive Officer And Chairman [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Capital				$ 8,000,000
Share based compensation description				(i) representing 1% of the Company’s fully diluted equity as of the payment date (the “Initial Equity Payment”) if the Company achieves a market capitalization of at least $250 million for sixty consecutive days during the Term (the “Initial Market Capitalization Target”); and (ii) representing the difference between 2% of the Company’s fully diluted equity as of the payment date and the amount of Initial Equity Payment (the “Subsequent Equity Payment” and, together with Initial Equity Payment, “Equity Payments”) if the Company achieves a market capitalization of at least $500 million for sixty consecutive days during the Term (the “Subsequent Market Capitalization Target” and, together with Initial Market Capitalization Target, “Market Capitalization Targets”), such that Mr. Pier has, in the aggregate, received shares of common stock of the Company representing 2% of the Company’s fully diluted equity as of the date of payment of Subsequent Equity Payment.
Employment Arrangement [Member] | Chief Executive Officer And Chairman [Member] | Deferred Bonus [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Share based compensation				$ 100,000